Income Taxes (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2025
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed			$ 1,791
Tax rate effect from change in tax rate	0.20%	0.50%	0.30%
Revenu Quebec Agency [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed			$ 52
Canada Revenue Agency Reassessment [member] | 2011 to 2019 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed			1,668
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed			$ 71